Note 9 - Segment Information	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Segment Reporting Disclosure [Text Block]
9.   Segment Information

From the time of the merger with Steel Vault on November 10, 2009, the Company operated in two business segments: HealthID and ID Security. As a result of the sale of the Company’s NationalCreditReport.com business in July 2011, the Company now operates in one segment (HealthID).

HealthID Segment

The Company’s HealthID segment is focused on the development of three products: (1) the GlucoChip, a glucose-sensing microchip, based on the Company’s proprietary intellectual property which is being developed in conjunction with Receptors LLC, (2) iglucose , a stand-alone, self-contained unit that automatically queries a diabetic user’s data-capable glucometer for blood glucose data and sends that data via machine-to-machine technology to the iglucose online database, and (3) Easy Check, a non-invasive breath glucose detection system, based on the correlation of acetone in exhaled breath to blood glucose levels.

ID Security Segment

The Company’s ID Security segment included its Identity Security suite of products, sold through NationalCreditReport.com and the Company’s Health Link personal health record (“PHR”) business. The NationalCreditReport.com business offered consumers a variety of identity security products and services primarily on a subscription basis. These services helped consumers protect themselves against identity theft or fraud and understand and monitor their credit profiles and other personal information, which included credit reports, credit monitoring and credit scores.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The following is selected segment data as of and for the year ended December 31, 2010 (in thousands):

	Health ID	ID Security
As of and For the Year Ended December 31, 2010
Revenue	75	3,018
Operating loss	(10,357)	(5,593)
Loss before income taxes	(10,327)	(5,589)
Total assets	1,515	1,800

In conjunction with the Company’s decision at the end of 2010 to cease acquiring new customers, it evaluated the Steel Vault business model and recoverability of its intangible assets by estimating the projected operating cash flows and estimated residual value of the NationalCreditReport.com business. As a result, the Company recorded an impairment charge of $1.6 million in the fourth quarter of 2010.  Effective December 31, 2010, the Company also adjusted the rates of amortization of its trademarks and domain names to reflect the estimated residual value over its estimated remaining economic life.  The impairment charge and change in amortization affect the Company’s ID Security Segment.